Federated Hermes U S Treasury Cash Reserves Investment Objectives and Goals - Administrative Shares [Member] - Federated Hermes U S Treasury Cash Reserves	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information–Administrative Shares Federated Hermes U.S. Treasury Cash Reserves (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is current income consistent with stability of principal and liquidity.